Business segment reporting (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Condensed) Income Statement
NET INTEREST INCOME		R$ 34,946,489	R$ 30,586,493	R$ 31,337,111
Income from equity instruments		83,120	258,545	142,881
Income from companies accounted for by the equity method		71,551	47,537	116,312
Net fee and commission income		12,721,868	10,977,596	9,483,509
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	1,574,145	7,590,970	(9,918,439)
Other operating expense (net)		(672,013)	(624,571)	(347,123)
TOTAL INCOME		48,725,161	48,836,570	30,814,251
Personnel expenses		(8,937,278)	(8,377,265)	(7,798,792)
Other administrative expenses		(7,183,317)	(6,543,145)	(6,716,340)
Depreciation and amortization		(1,662,247)	(1,482,639)	(1,490,017)
Provisions (net)		(3,309,239)	(2,724,742)	(4,001,294)
Impairment losses on financial assets (net)		(12,338,300)	(13,301,445)	(13,633,989)
Impairment losses on non-financial assets (net)		(456,712)	(114,321)	(1,220,645)
Other non-financial gains (losses)		(324,385)	90,889	831,108
OPERATING PROFIT BEFORE TAX	[1]	14,513,684	16,383,902	(3,215,718)
Fiscal Hedge	[1]	810,304	(6,139,714)	11,531,844
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	15,323,987	10,244,188	8,316,126
Commercial Banking
(Condensed) Income Statement
NET INTEREST INCOME		32,392,239	27,365,857	27,040,507
Income from equity instruments		83,120	258,545	142,881
Income from companies accounted for by the equity method		71,551	47,537	116,312
Net fee and commission income		11,261,952	9,580,332	8,240,868
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	(25,628)	5,619,356	(9,068,985)
Other operating expense (net)		(640,522)	(611,051)	(335,318)
TOTAL INCOME		43,142,713	42,260,576	26,136,265
Personnel expenses		(8,166,562)	(7,638,124)	(7,123,390)
Other administrative expenses		(7,011,740)	(6,272,987)	(6,449,732)
Depreciation and amortization		(1,560,465)	(1,381,742)	(1,361,330)
Provisions (net)		(3,190,388)	(2,685,278)	(4,012,922)
Impairment losses on financial assets (net)		(11,232,902)	(11,607,468)	(12,365,037)
Impairment losses on non-financial assets (net)		(435,960)	(114,154)	(1,220,161)
Other non-financial gains (losses)		(324,385)	90,889	831,108
OPERATING PROFIT BEFORE TAX	[1]	11,220,311	12,651,712	(5,565,199)
Fiscal Hedge	[1]	810,304	(6,139,714)	11,531,844
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	12,030,615	6,511,998	5,966,645
Global Wholesale Banking
(Condensed) Income Statement
NET INTEREST INCOME		2,554,250	3,220,636	4,296,604
Income from equity instruments		0	0	0
Income from companies accounted for by the equity method		0	0	0
Net fee and commission income		1,459,916	1,397,264	1,242,641
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net)	[1]	1,599,773	1,971,614	(849,454)
Other operating expense (net)		(31,491)	(13,520)	(11,805)
TOTAL INCOME		5,582,447	6,575,994	4,677,986
Personnel expenses		(770,716)	(739,141)	(675,402)
Other administrative expenses		(171,577)	(270,158)	(266,608)
Depreciation and amortization		(101,782)	(100,897)	(128,687)
Provisions (net)		(118,851)	(39,464)	11,628
Impairment losses on financial assets (net)		(1,105,398)	(1,693,977)	(1,268,952)
Impairment losses on non-financial assets (net)		(20,752)	(167)	(484)
Other non-financial gains (losses)		0	0	0
OPERATING PROFIT BEFORE TAX	[1]	3,293,371	3,732,190	2,349,481
Fiscal Hedge	[1]	0	0	0
ADJUSTED OPERATING INCOME BEFORE TAX	[1]	R$ 3,293,371	R$ 3,732,190	R$ 2,349,481

[1]	Includes, in the Commercial Bank, the tax hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under ' on financial assets and liabilities 'fully offset in the line of Taxes.